Summary of Principal Accounting Policies (Details) - Schedule of disaggregation of revenue ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Principal Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Disaggregation of revenue	¥ 12,044	$ 1,746	¥ 17,986	¥ 20,509
Cancer screening and detection tests [Member]
Summary of Principal Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Disaggregation of revenue	8,078	1,171	14,947	18,445
Physical checkup packages [Member]
Summary of Principal Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Disaggregation of revenue	1,574	228	1,654	2,064
Technology service [Member]
Summary of Principal Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Disaggregation of revenue	2,186	317	1,284
Retail revenue [Member]
Summary of Principal Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Disaggregation of revenue	¥ 206	$ 30	¥ 101